Other Assets	12 Months Ended
Dec. 31, 2022
Other Assets Current And Non Current [Abstract]
Other Assets
7.
OTHER ASSETS

	December 31,	December 31,
	2021	2022
Prepayments	$2,733,753	$2,942,936
Refundable deposits	879,093	1,033,414
	$3,612,846	$3,976,350

The prepayments are the advanced funds paid to the Company’s contract research organizations (“CROs”) for commencement of the Company’s clinical trials and related preparation work.

The refundable deposits are the receivables due from the Company’s CRO upon the project completion and office deposits refundable in normal course of business. All refundable deposits are current as of December 31, 2021, and 2022.